Investments in Securities - Schedule of Marketable Securities at Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		$ 65,597
Gross Unrealized Gains		295
Gross Unrealized Losses		(351)
Fair Value	$ 0	65,541
U.S. Treasury bills
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		55,009
Gross Unrealized Gains		190
Gross Unrealized Losses		0
Fair Value		55,199
Municipal bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		9,631
Gross Unrealized Gains		38
Gross Unrealized Losses		(351)
Fair Value		9,318
Corporate/government bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		479
Gross Unrealized Gains		33
Gross Unrealized Losses		0
Fair Value		512
Other bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		478
Gross Unrealized Gains		34
Gross Unrealized Losses		0
Fair Value		$ 512